Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, gross		$ 865,276	$ 953,830
Less: accumulated depreciation		(690,041)	(625,983)
Property and equipment, net	$ 136,406	175,235	327,847
Medical Equipment [Member]
Property and equipment, gross		345,963	446,506
Furniture and Fixtures [Member]
Property and equipment, gross		120,925	121,625
Computer Software and Equipment [Member]
Property and equipment, gross		80,748	78,190
Office Equipment [Member]
Property and equipment, gross		12,979	2,848
Leasehold Improvements [Member]
Property and equipment, gross		$ 304,661	$ 304,661